Statement of Changes in Stockholders' Equity (Parenthetical) - Capitol Acquisition Corp. III [Member]	6 Months Ended
Dec. 31, 2015 $ / shares shares
Warrant price per share | $ / shares	$ 1
Common Stock [Member]
Sale of underwriters' discount and offering expenses - shares | shares	32,500,000